Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Summary of Basic and Diluted Earnings per Share

The following table summarizes the basic and diluted earnings per share calculations:

	Year ended December 31,
	2016	2015	2014
	(in thousands except per share amounts)
Basic earnings per share:
Net income	$75,810	$90,100	$194,544
Effect of participating securities—share-based compensation awards	(1,333)	(1,689)	(1,830)
Net income attributable to common shareholders	$74,477	$88,411	$192,714
Diluted earnings per share:
Net income attributable to common shareholders	$74,477	$88,411	$194,544
Interest on Exchangeable Notes, net of income taxes	8,719	8,468	8,456
Net income attributable to common diluted shareholders	$83,196	$96,879	$203,000
Weighted-average basic shares outstanding	68,642	74,446	73,495
Dilutive securities:
Shares issuable under share-based compensation plan	—	423	298
Shares issuable pursuant to exchange of the Exchangeable Notes	8,467	8,467	8,418
Diluted weighted-average number of shares outstanding	77,109	83,336	82,211
Basic earnings per share	$1.09	$1.19	$2.62
Diluted earnings per share	$1.08	$1.16	$2.47

Summary of Potentially Dilutive Shares Excluded from Computation of Diluted Earnings Per Share
	Year ended December 31,
	2016	2015	2014
	(in thousands)
Shares issuable under share-based compensation awards	701	369	371